Intangible Assets and Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill

Note 8. Intangible Assets

Intangible assets consisted of the following:

	March 31, 2026	December 31, 2025
Intangible assets, gross	$16,498,587	$16,498,587
Accumulated amortization	(9,182,297)	(8,975,815)
Intangible assets, net	$7,316,290	$7,522,772

Customer relationship intangible assets consisted of the following:

Customer relationships, gross	$48,093,160	$48,093,160
Accumulated amortization	(11,097,708)	(9,909,103)
Customer relationships, net	$36,995,452	$38,184,057

Amortization expense was approximately $1,395,088 and $2,303,957 for the three months ended March 31, 2026 and 2025, respectively.

The Company evaluates long-lived assets and intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. No impairment charges related to intangible assets were recorded during the three months ended March 31, 2026.

Goodwill was fully impaired during the year ended December 31, 2025. Accordingly, the Company had no goodwill recorded as of March 31, 2026 or December 31, 2025.

Note 8. Intangible Assets and Goodwill

The following table sets forth the components of the Company’s intangible assets at December 31, 2025 and 2024:

	December 31, 2025			December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Extraction Technology Patents	16,385,157	(8,943,565)	7,441,592	16,385,157	(8,124,307)	8,260,850
Extraction Technology Patents	113,430	(32,250)	81,180	113,430	(25,577)	87,853
Total Intangible Assets	$16,498,587	$(8,975,815)	$7,522,772	$16,498,587	$(8,149,884)	$8,348,703

The following table sets forth the components of the Company’s customer relationships at December 31, 2025 and 2024:

	December 31, 2025			December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Oil Storage Agreement	$7,387,054	$(2,680,259)	$4,706,795	$7,387,054	$(1,895,793)	$5,491,261
Crude Petroleum Supply Agreement	9,401,706	(3,411,234)	5,990,472	9,401,706	(2,412,823)	6,988,883
Customer Relationships	31,304,400	(3,817,610)	27,486,790	31,304,400	(763,522)	30,540,878
Total Customer Relationships	$48,093,160	$(9,909,103)	$38,184,057	$48,093,160	$(5,072,138)	$43,021,022

Amortization expense was $5,662,895 and $2,438,382 for the years ended December 31, 2025 and 2024 respectively. The table that follows summarizes estimated amortization expense for the Company’s current intangible assets:

	Estimated
Intangible Assets	2026	2027	2028	2029	2030
Amortization Expense	$5,580,353	$5,580,353	$5,580,353	$5,580,353	$5,580,353

For the year ended December 31, 2024, the Company recorded an impairment loss of $8,632,773 related primarily to its Kuwait RPC assets and associated intangible assets, including $7,047,179 related to RPC assets and $1,530,496 related to an exclusive license agreement for nanosponge technology. No impairment of long-lived assets was recorded during the year ended December 31, 2025.

No goodwill impairment was recorded during the years ended December 31, 2024.

During the year ended December 31, 2025, the Company reduced goodwill by $28,316,081 in connection with the divestiture of certain business units. Additional information regarding the divestiture activities is included in Note 4 - Business Combination and Divestiture of Wholly Owned Subsidiaries.

In addition, the Company determined that the remaining goodwill was impaired and recorded an impairment charge of $40,569,772, resulting in a full impairment of goodwill as of December 31, 2025.

As of December 31, 2025 and 2024, the changes in the carrying amount of goodwill are as follows:

Goodwill
January 1, 2024	$14,984,768
Business combination	53,901,085
December 31, 2024	$68,885,853
Divestiture of wholly owned subsidiaries	(28,316,081)
Impairment	(40,569,772)
Balance at December 31, 2025	$-

See Note 4 - Business Combination and Divestiture of Wholly Owned Subsidiaries for additional information.